ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

J.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table sets forth the balance in accumulated other comprehensive income (loss) for the periods indicated:

	Unrealized Gains (Losses) on Energy Marketing and Risk-Management Assets/Liabilities (a)	Unrealized Holding Gains (Losses) on Investment Securities (a)	Pension and Postretirement Benefit Plan Obligations (a)	Accumulated Other Comprehensive Income (Loss) (a)
	(Thousands of dollars)
January 1, 2012	$(55,367)	$987	$(151,741)	$(206,121)
Other comprehensive income (loss) before reclassifications	16,709	47	(47,004)	(30,248)
Amounts reclassified from accumulated other comprehensive income (loss)	(16,372)	—	35,943	19,571
Other comprehensive income (loss) attributable to ONEOK	337	47	(11,061)	(10,677)
December 31, 2012	(55,030)	1,034	(162,802)	(216,798)
Other comprehensive income (loss) before reclassifications	8,842	(177)	37,144	45,809
Amounts reclassified from accumulated other comprehensive income (loss)	3,020	—	45,982	49,002
Other comprehensive income (loss) attributable to ONEOK	11,862	(177)	83,126	94,811
December 31, 2013	$(43,168)	$857	$(79,676)	$(121,987)

(a) All amounts are presented net of tax.

The following table sets forth the effect of reclassifications from accumulated other comprehensive income (loss) on our Consolidated Statements of Income for the period indicated:

Details about Accumulated Other Comprehensive Income (Loss) Components	Year Ended December 31, 2013	Affected Line Item in the Consolidated Statements of Income

	(Thousands of dollars)
Unrealized (gains) losses on energy marketing and risk- management assets/liabilities
Commodity contracts	$(1,689)	Revenues
Interest-rate contracts	14,560	Interest expense
	12,871	Income before income taxes
	(3,081)	Income tax expense
	9,790	Income from continuing operations
	(1,864)	Income from discontinued operations
	7,926	Net income
Noncontrolling interest	4,906	Less: Net income attributable to noncontrolling interest
	$3,020	Net income attributable to ONEOK

Pension and postretirement benefit plan obligations (a)
Amortization of net loss	$21,407
Amortization of unrecognized prior service cost	(1,560)
Amortization of unrecognized net asset at adoption	49
	19,896	Income before income taxes
	(7,958)	Income tax expense
	11,938	Income from continuing operations
	34,044	Income from discontinued operations
	$45,982	Net income attributable to ONEOK

Total reclassifications for the period attributable to ONEOK	$49,002	Net income attributable to ONEOK
(a) These components of accumulated other comprehensive income (loss) are included in the computation of net periodic benefit cost. See Note M for additional detail of our net periodic benefit cost.